Summary of Significant Accounting Policies - Schedule of Company’s Total Revenues by Product Categories (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Total revenue	$ 8,919,382	$ 9,881,505
Wheelchair [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	7,162,863	7,261,231
Wheelchair components [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	1,089,865	991,901
Other products [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	$ 666,654	$ 1,628,373